Taxes on Income (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Taxes on income (tax benefit)
Current taxes	$ 22,375	$ 20,952	$ 15,350
Deferred taxes	(9,004)	211	634
Total	$ 13,371	$ 21,163	$ 15,984